Average Annual Total Returns - Class A and Class C - Inverse Dow 2x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 1 Year	Class A Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 5 Years	Class A Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 1 Year	Class C Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(47.63%)	(32.21%)	(29.02%)	(47.64%)	(32.22%)	(29.03%)	(28.20%)	(19.08%)	(12.51%)	9.72%	14.65%	12.97%	(45.91%)	(32.05%)	(29.23%)	(45.93%)	(32.07%)	(29.24%)	(27.18%)	(19.02%)	(12.54%)	9.72%	14.65%	12.97%